COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Table and Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantees [Abstract]
Maximum future payments	$ 5,158	$ 5,323
Recorded liability	152	179
Long-term debt	$ 19,591	$ 20,505
Sadara Chemical Company
Guarantees [Abstract]
Ownership interest	35.00%	35.00%	35.00%
Sadara Chemical Company | Total Project Financing
Guarantees [Abstract]
Principal amount	$ 12,500
Long-term debt	11,700	$ 12,400
Guarantees
Guarantees [Abstract]
Maximum future payments	4,273	4,434
Recorded liability	22	44
Guarantees | Sadara Chemical Company
Guarantees [Abstract]
Maximum future payments	4,200
Residual value guarantees
Guarantees [Abstract]
Maximum future payments	885	889
Recorded liability	$ 130	$ 135